Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Components Of Inventories
Components of Inventories, net are as follows:

(In millions)	December 31, 2018	December 31, 2017
Finished products	$174.6	$173.4
Work in process	6.4	4.7
Raw materials and supplies	103.6	86.2
Inventories, net	$284.6	$264.3